Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 282,529,884	$ 596,536,243	$ 746,354,465
Long [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	248,790,609	563,860,386	660,691,218
Long [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	14,456,428	43,197,241	21,863,824
Long [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	2,211,102	1,446,327	171,032
Long [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	149,481,473	390,208,082	434,963,631
Long [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	298,858	129,276	304,916
Long [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	6,139,120	5,654,319	15,578,592
Long [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	365,875	1,089,766	833,150
Long [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	75,837,753	122,135,375	186,976,073
Long [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	33,739,275	32,675,857	85,663,247
Short [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	310,272,726	301,550,273	217,198,188
Short [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	235,682,115	161,475,241	96,456,399
Short [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	14,270,860	11,055,770	19,092,581
Short [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	10,409,085	16,263,275	23,193,037
Short [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	160,542,779	81,842,066	21,196,779
Short [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	600,724	625,654	833,972
Short [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	8,669,418	18,474,789	10,252,121
Short [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	3,588,990	2,690,213	4,558,494
Short [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	37,600,259	30,523,474	17,329,415
Short [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 74,590,611	$ 140,075,032	$ 120,741,789